Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for Rochow	Compensation Actually Paid to Rochow	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (7)	Adjusted Earnings Per Share
(1)	($) (2)	($) (3)	($) (2)	($) (3)	($) (4)	($) (5)	($000,000)	($) (6)
2025	10,534,039	12,284,421	2,695,030	2,850,191	131	166	1,061	3.61
2024	10,401,409	15,578,999	2,768,186	3,781,203	122	145	993	3.34
2023	9,637,210	9,633,469	2,531,461	2,605,141	104	118	877	3.11
2022	8,706,194	8,225,820	2,373,793	2,335,728	110	125	827	2.89
2021	6,871,068	7,746,202	2,131,976	2,587,565	109	126	1,348	2.65
	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Rochow and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs of CMS and Consumers reported for the applicable year other than the PEO. To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Rochow and for the average of the other NEOs is set forth in the table following the footnotes to this table.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance. See the Compensation Discussion and Analysis for further information regarding how TSR is calculated for purposes of the long-term incentive program.2021 net income includes the proceeds from the sale EnerBank, a one-time event excluded from adjusted EPS.
Named Executive Officers, Footnote	The PEO and NEOs for the applicable years were as follows:
•2025: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2025 and the other NEOs of CMS and Consumers were: Hayes, Berry, Johnson, Hofmeister and Wells Jr.
•2024: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2024 and the other NEOs of CMS and Consumers were: Hayes, Hofmeister, Johnson and Wells Jr.
•2023: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2023 and the other NEOs of CMS and Consumers were: Hayes, Hofmeister, Johnson and Wells Jr.
•2022: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2022 and the other NEOs of CMS and Consumers were: Hayes, Hofmeister, Johnson and Brian F. Rich.
•2021: Rochow served as the President and CEO of CMS and Consumers for the entirety of 2021 and the other NEOs of CMS and Consumers were: Hayes, Jean-Francois Brossoit, Johnson and Brian F. Rich.

Peer Group Issuers, Footnote	The TSR Peer Group is the same peer group utilized in CMS' and Consumers' Annual Report on Form 10-K for the year ended December 31, 2025 and consists of utilities listed in the Standard & Poor's 400 Utilities Index, an independently prepared index that consists of companies in the utilities industry.
Non-PEO NEO Average Total Compensation Amount	$ 2,695,030	$ 2,768,186	$ 2,531,461	$ 2,373,793	$ 2,131,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,850,191	3,781,203	2,605,141	2,335,728	2,587,565
Adjustment to Non-PEO NEO Compensation Footnote
RECONCILIATION OF COMPENSATION ACTUALLY PAID TO SUMMARY COMPENSATION TABLE TOTAL

Year	Summary Compensation Table Total ($) (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($) (7)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Plus Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year ($) (10)	Equals Compensation Actually Paid ($)
Rochow
2025	10,534,039	(251)	—	(6,763,239)	6,605,359	(593,554)	—	2,334,204	—	167,863	12,284,421
2024	10,401,409	(261)	—	(6,651,245)	7,945,689	2,701,958	—	1,032,616	—	148,833	15,578,999
2023	9,637,210	(198)	—	(6,033,036)	5,854,300	(139,286)	—	190,377	—	124,102	9,633,469
2022	8,706,194	(107)	—	(5,265,456)	5,158,376	(658,176)	—	203,643	—	81,346	8,225,820
2021	6,871,068	(78)	—	(4,601,980)	5,008,062	237,729	—	182,958	—	48,443	7,746,202
Other NEOs (Average) (11)
2025	2,695,030	—	—	(1,221,347)	1,192,924	(193,806)	—	377,390	—	—	2,850,191
2024	2,768,186	—	—	(1,326,348)	1,584,541	529,072	—	225,752	—	—	3,781,203
2023	2,531,461	—	—	(1,193,957)	1,158,743	(15,596)	—	121,226	—	3,264	2,605,141
2022	2,373,793	—	—	(1,050,573)	1,029,181	(180,464)	—	159,289	—	4,502	2,335,728
2021	2,131,976	—	—	(1,133,217)	1,233,240	205,419	—	145,840	—	4,307	2,587,565
(1)Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)Represents the aggregate change in the actuarial present value of the NEOs' accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(3)Represents the sum of the actuarial present value of the NEOs' benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in our financial statements under GAAP.
(4)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(6)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(7)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of performance-based awards, based on actual performance.
(9)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(10)Represents cash dividends paid or accrued with respect to unvested equity awards during the applicable year.
(11)See footnote 1 of the Pay Versus Performance Table for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR The following chart illustrates the relationship of CMS' five-year TSR to the compensation actually paid to the PEO, and the average for the other NEOs.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
Because a significant percentage of compensation is delivered in the form of equity awards with vesting tied to TSR, EPS growth and continued service, our executive compensation program is less impacted by fluctuations in net income. The following chart illustrates the relationship between net income and the compensation actually paid to the PEO and the average for the other NEOs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted EPS
As discussed above, adjusted EPS is viewed as a core driver of CMS' performance and stockholder valuation creation and, accordingly, was used as a component in both the Annual Incentive and LTI awards. Because the compensation actually paid, as calculated per SEC disclosure rules, is most greatly impacted by stock price fluctuations, the impact of year-over-year fluctuations in adjusted EPS performance has less of an impact on compensation actually paid as compared to stock price performance.

Total Shareholder Return Vs Peer Group
TSR: CMS versus Peer Group
As shown below, based on a 2020 investment, CMS' five-year cumulative TSR for the period of 2021-2025, for the utilities included within the S&P 500 and S&P 400 midcap indices.

Tabular List, Table
Performance Measures Used to Link Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in the Corporation's assessment represent the most important financial performance measures used by the Corporation to link compensation actually paid to the NEOs for 2025. Please see the Compensation Discussion and Analysis for further information regarding how each of these measures is calculated and how they are used in the Corporation's executive compensation program, including the calculation of GAAP EPS to adjusted EPS for purposes of the Annual Incentive Plan awards and the LTI program. Our 2025 executive compensation program utilized financial metrics and supplemented those metrics in the Annual Incentive Plan with additional metrics tied to our operational performance, with goals relating to employee safety, culture, customer experience, electric reliability, waste elimination from cost reductions and methane emission reductions.
•Adjusted EPS (Annual Incentive)
•Relative EPS growth (LTI program)
•Relative TSR (LTI program)
•Stock price

Total Shareholder Return Amount	$ 131	122	104	110	109
Peer Group Total Shareholder Return Amount	166	145	118	125	126
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,061,000,000	$ 993,000,000	$ 877,000,000	$ 827,000,000	$ 1,348,000,000
Company Selected Measure Amount | $ / shares	3.61	3.34	3.11	2.89	2.65
PEO Name	Rochow	Rochow	Rochow	Rochow	Rochow
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	As noted in the Compensation Discussion and Analysis, for 2025, the Compensation Committee determined that adjusted EPS continues to be viewed as a core driver of CMS’ performance and stockholder value creation and, accordingly, was utilized as a component for both the Annual Incentive Plan awards and LTI Awards. Adjusted EPS is a non-GAAP financial measure that represents EPS adjusted to exclude gains or losses on asset sales which have been excluded from adjusted EPS or are greater than or equal to 2% of adjusted EPS; changes in accounting principles resulting from new or revised accounting standards not included in the budget; large restructuring and severance expenses greater than $5 million or equal to $0.01 of EPS; 3rd party costs related to the business optimization initiative, and SAP S/4 Implementation project (greater or equal to $0.01 of EPS); legal and settlement costs or gains related to previously sold assets; regulatory recovery for prior year changes; changes in federal and state tax law (including legacy and Inflation Reduction Act); and unrealized gains or losses, recognized in net income, from mark-to-market adjustments related to NorthStar Clean Energy’s interest expense. See Appendix A for a reconciliation of GAAP EPS to adjusted EPS.
Rochow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,534,039	$ 10,401,409	$ 9,637,210	$ 8,706,194	$ 6,871,068
PEO Actually Paid Compensation Amount	12,284,421	15,578,999	9,633,469	8,225,820	7,746,202
PEO | Rochow [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(251)	(261)	(198)	(107)	(78)
PEO | Rochow [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Rochow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,763,239)	(6,651,245)	(6,033,036)	(5,265,456)	(4,601,980)
PEO | Rochow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,605,359	7,945,689	5,854,300	5,158,376	5,008,062
PEO | Rochow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,554)	2,701,958	(139,286)	(658,176)	237,729
PEO | Rochow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Rochow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,334,204	1,032,616	190,377	203,643	182,958
PEO | Rochow [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Rochow [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 167,863	148,833	124,102	81,346	48,443
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Relative EPS growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Granted Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,221,347)	(1,326,348)	(1,193,957)	(1,050,573)	(1,133,217)
Non-PEO NEO | Equity Awards Outstanding And Unvested Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,192,924	1,584,541	1,158,743	1,029,181	1,233,240
Non-PEO NEO | Equity Awards Outstanding And Unvested In Prior Years Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,806)	529,072	(15,596)	(180,464)	205,419
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 377,390	$ 225,752	121,226	159,289	145,840
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,264	$ 4,502	$ 4,307